Stock Incentive Plan	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Incentive Plan
4.	Stock Incentive Plan
The Company has a Stock Incentive Plan (the Stock Incentive Plan) under which, as of January 31, 2020, it may grant incentive stock options (ISOs), Restricted Stock Units (RSUs) and other equity securities to acquire, to convert into or to receive up to 36,250 shares of Class A common stock. As of July 31, 2021, there were 1,716 share equivalents that remained available to issue under the Stock Incentive Plan.
All share equivalents issuable under the Stock Incentive Plan normally vest over a forty-eight month period with an initial catch up of 25% vesting at the end of the first year during which no vesting occurs. In limited cases, vesting as short as twelve months with no cliff, vesting based on performance criteria and acceleration under certain events have also been permitted; however, such exceptions apply to less than 15% of the share equivalents authorized under the Stock Incentive Plan.
With regard to stock option grants, the exercise price of each ISO granted under the Stock Option Plan may not be less than the fair market value per share of the underlying Class A common stock on the date of grant. The Board of Directors establishes the term and the vesting of all options issued under the Stock Option Plan; however, in no event will the term exceed ten
years. The fair value of each stock option and restricted stock unit award was estimated on the date of grant using the Black-Scholes Option Pricing Model using the independent valuations of the company’s stock. The Company’s determination of the fair value of stock options and restricted stock units is affected by the Company’s stock price as well as a number of subjective and complex assumptions. These assumptions include the Company’s volatility, dividend yield, and risk-free interest rate.
The weighted-average assumptions for the six months ended July 31 are noted in the following table:

	Six Months Ended July 31,
	2021	2020
Expected volatility	55.00%	55.00%
Expected dividend yield	0.00%	0.00%
Expected option term (in years)	2.0	2.0
Risk-free interest rate	0.14%	0.23%
The expected volatility of the options granted was estimated using the historical volatility of share prices of publicly traded companies within the same or similar industry as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market. The expected dividends are based on the Company’s historical estimated issuance and management’s expectations for dividend issuance in the future. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
Presented below is a summary of the status of the stock options under the Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Intrinsic Value of Outstanding Options Term
			(Years)	(Years)
Outstanding at February 1, 2021	2,680	$0.43	5.9	5,573
Granted	—	—	—	—
Exercised	(699)	$0.42	5.4	4,689
Forfeited or expired	(141)	$0.47	5.8	—

Outstanding at July 31, 2021	1,840	$0.43	5.4	12,348

Exercisable at July 31, 2021	1,786	$0.43	5.4	11,992

The Company recorded $10 and $25 of compensation cost related to stock options to operations during the three months ended and $27 and $56 for the six months ended July 31, 2021, and July 31, 2020, respectively.
The Restricted Stock Units (RSUs) granted under the Stock Incentive Plan contain an additional vesting requirement that, in addition to the applicable time or performance vesting criteria noted above, also require the occurrence of a liquidity event. The requirements have not yet been met and therefore there is no expense recorded for the six months ended July 2021 and 2020. However, as of August 26, 2021, the Board approved the merger as the liquidity event, as further discussed in Note 12, Subsequent Events. They also have a life of seven years. Presented below is a summary of the status of outstanding RSUs, including showing the vesting status other than the liquidity event condition:

		Weighted
	Number	Average
	of	Grant Date
	Shares	Fair Value
Non-vested at February 1, 2021	11,930	$1.48
Granted	2,679	3.87
Vested	(2,115)	1.63
Forfeited or expired	(390)	2.77

Non-vested at July 31, 2021	12,104	$1.95

The fair value of each RSU was estimated on the date of grant using the Black-Scholes Option Pricing Model based on the same assumptions utilized for calculating fair market value of the stock options and utilizing the as converted equivalent price of securities issued during the period.
As of July 31, 2021, there was approximately $36,236 of unrecognized compensation cost related to share-based compensation arrangements granted under the Stock Plan, of which $12 remained for options and $36,224 remained for RSUs, respectively. The company recognizes such compensation costs over a weighted-average period of four years for options and the period between the date of a liquidity event and four years for RSUs. The fair value of the shares under stock options granted that vested, net of forfeited vested, during the six months periods ended July 31, 2021, and 2020 totaled ($4,444) and $509, respectively.

6.	Stock Incentive Plan
The Company has a Stock Incentive Plan (the Stock Incentive Plan) under which, as of January 31, 2020, it may grant incentive stock options (ISOs), Restricted Stock Options (RSUs) and other equity securities to acquire, to convert into or to receive up to 36,250 shares of Class A common stock. As of January 31, 2021, there were 4,034 share equivalents that remained available to issue under the Stock Incentive Plan.
All share equivalents issuable under the Stock Incentive Plan normally vest over a forty-eight month period with an initial catch up of 25% vesting at the end of the first year during which no vesting occurs. In limited cases, vesting as short as twelve months with no cliff, vesting based on performance criteria and acceleration under certain events have also been permitted; however, such exceptions apply to less than 15% of the share equivalents authorized under the Stock Incentive Plan.
With regard to stock option grants, the exercise price of each ISO granted under the Stock Option Plan may not be less than the fair market value per share of the underlying Class A common stock on the date of grant. The Board of Directors establishes the term and the vesting of all options issued under the Stock Option Plan; however, in no event will the term exceed ten years.
The fair value of each stock option and restricted stock award was estimated on the date of grant using the Black-Scholes Option Pricing Model using the independent valuations of the company’s stock. The Company’s determination of the fair value of stock options and restricted stock options is affected by the Company’s stock price as well as a number of subjective and complex assumptions. These assumptions include the Company’s volatility, dividend yield, and risk-free interest rate.
The weighted-average assumptions for the years ended January 31 are noted in the following table:

	2021	2020
Expected volatility	55.0%	50.0%
Expected dividend yield	0.0%	0.0%
Expected option term (in years)	2.0	2.0
Risk-free interest rate	0.23%	2.27%
The expected volatility of the options granted was estimated using the historical volatility of share prices of publicly traded companies within the same or similar industry as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market. The expected dividends are based on the Company’s historical estimated issuance and management’s expectations for dividend issuance in the future. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
Presented below is a summary of the status of the stock options under the Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Intrinsic Value of Outstanding Options
Outstanding at February 1, 2019	5,173	$0.44	6.8	$4,431
Granted	—	—	—
Exercised	(448)	$0.41	6.4	$397
Forfeited or expired	(301)	$0.52	6.9

Outstanding at January 31, 2020	4,424	$0.44	6.9	$4,088

Exercisable at January 31, 2020	3,240	$0.41	6.7	$3,069

Outstanding at February 1, 2020	4,424	$0.44	5.9	$4,088
Granted	—	—	—
Exercised	(495)	$0.42	5.2	$468
Forfeited or expired	(1,249)	$0.46	6.1

Outstanding at January 31, 2021	2,680	$0.43	5.9	$5,573

Exercisable at January 31, 2021	2,450	$0.42	5.8	$5,116

The Company recorded $(6) and $171 of compensation cost related to stock options to operations during the years ended January 31, 2021 and January 31, 2020, respectively. During the year ended January 31, 2021, the number of forfeitures were higher than historical levels, which resulted in the Company revising its estimate for forfeitures from 28.1% to 41.1%.
The Restricted Stock Units (RSUs) granted under the Stock Incentive Plan contain an additional vesting requirement that, in addition to the applicable time or performance vesting criteria noted above, also require the occurrence of a liquidity event. The requirements have not yet been met and therefore there is no expense recorded for RSU’s in fiscal year 2021 and 2020. They also have a life of seven years.
Presented below is a summary of the status of outstanding RSUs, including showing the vesting status other than the liquidity event condition:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at February 1, 2019	1,956	$1.29
Granted	17,159	1.33
Vested	(1,117)	1.33
Forfeited or expired	(314)	1.32

Non-vested at January 31, 2020	17,684	$1.32

Non-vested at February 1, 2020	17,684	$1.32
Granted	2,492	2.51
Vested	(6,252)	1.38
Forfeited or expired	(1,994)	1.68

Non-vested at January 31, 2021	11,930	$1.48

The fair value of each RSU was estimated on the date of grant using the Black-Scholes Option Pricing Model based on the same assumptions utilized for calculating fair market value of the stock options and utilizing the as converted equivalent price of securities issued during the period.
As of January 31, 2021, there was $27,908 of unrecognized compensation cost related to share-based compensation arrangements granted under the Stock Incentive Plan, of which $44 remained for options and $27,864 remained for RSU’s, respectively. The Company recognizes such compensation costs over the term of each respective grant after taking into account historical forfeiture rates for options and starting at the time of a liquidity event, the period between the date of a liquidity event and the remainder of the vesting period for each RSU grant. The fair value of the shares under stock options granted that vested, net of forfeited vested, during the twelve-month period ending January 31, 2021 and January 31, 2020, totaled $(1,672) and $606, respectively.